Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
15.
Commitments and Contingencies
(a)
Commitments

The contractual obligations of the Company, including purchase commitments under non-cancelable arrangements as of December 31, 2024 and 2025, are summarized below. The Company does not participate in, or secure financing for, any unconsolidated limited purpose entities.

	Payments due by period
As of December 31, 2024	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
	(in thousands of U.S. dollars)
Contractual Obligations
Capital commitments	$93,408	$10,152	$71,736	$11,520	$—

	Payments due by period
As of December 31, 2025	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
	(in thousands of U.S. dollars)
Contractual Obligations
Capital commitments	$74,343	$50,386	$17,271	$6,686	$—

(b)
Significant legal proceedings

The Company has no significant legal proceedings as of December 31, 2025, other than the cases disclosed herein and in Note 14.

Litigation related to 2020 PIPE and settlements with GSL and West Ridge

In October 2020, the Company entered into a securities purchase agreement (the “2020 PIPE”) with Greater Sail Ltd. (“GSL”), a wholly owned subsidiary of Kaisa Group Holdings Limited, and West Ridge Investment Company Limited (“West Ridge”). Under the agreement, the Company issued and sold 16,051,219 shares and 2,603,366 shares to GSL and West Ridge, respectively, each at a par value of $0.01 per share, for total consideration of $146.9 million and $23.8 million. The 2020 PIPE took place prior to the election and appointment of the Company’s reconstituted Board in 2021.

That same month in October 2020, one of the Company’s shareholders, IsZo Capital LP (“IsZo”), filed legal proceedings in the British Virgin Islands Commercial Court in the Eastern Caribbean Supreme Court (the “BVI Court”) seeking to set aside the 2020 PIPE. In March 2021, the BVI Court voided the 2020 PIPE.

Settlement with GSL

Following the BVI Court’s judgment, in March 2021, GSL initiated an international arbitration against the Company, seeking reimbursement of the $146.9 million paid under the now-void 2020 PIPE. The Company was involved in numerous actions and proceedings with GSL and Kaisa across Hong Kong, the British Virgin Islands and the PRC. In October 2024, the Company, GSL and Kaisa reached a global settlement, through which all outstanding disputes were amicably resolved. The settlement resulted in a gain to the Company in 2024 (see Note 13(2)).

Settlement with West Ridge

In connection with the 2020 PIPE litigation, the Company, under the former management team and Board, entered into a settlement and indemnity agreement with West Ridge, providing for, among other things, the return of $23.8 million representing the purchase price paid by West Ridge in the 2020 PIPE if the 2020 PIPE was declared invalid. In April 2022, the BVI Court issued a judgment against the Company and in favor of West Ridge in the amount of $23.8 million (the “West Ridge Judgment”). Since then, the West Ridge Judgment has accrued costs and interest. After the Company appealed the West Ridge Judgment, on July 27, 2023, the Eastern Caribbean Court of Appeal dismissed the Company’s appeal and affirmed the West Ridge Judgment. In December 2024, the Company and West Ridge reached a final settlement agreement, resolving all outstanding disputes. The settlement resulted in a gain to the Company in 2024 (see Note 13(2)).

Nam Tai • Longxi General Contractor Dispute

In July 2025, the Company received a notice from Shenzhen Guangshengda Construction Co., Ltd. (“Guangshengda”) regarding the assignment of claims for Nam Tai • Longxi project under its general construction contract to Shenzhen Weiyueda Mechanical & Electrical Installation Engineering Co., Ltd. (“Weiyueda”). The Company responded in August 2025, disputing and refusing to acknowledge the validity of such assignment. The Company believes the assignment is invalid due to, among other reasons, Guangshengda’s failure to fully perform its post-warranty maintenance obligations, which has led to customer complaints and potential group disputes; the ongoing and unresolved final project settlement process, which includes potential claims for liquidated damages against Guangshengda for project delays; and Guangshengda’s failure to issue the full amount of required invoices for the project.

In late August 2025, 54 residential units of the project were frozen by a court order following a pre-litigation asset preservation application filed by Weiyueda.

In September 2025, the Company filed a jurisdictional challenge, arguing that the case should be heard by a court in Shenzhen, which is currently under review by the court. The Company has also applied to substitute the frozen assets, specifically the pre-sold properties, with other unencumbered assets. Such an application has not been approved as the plaintiff, Weiyueda, objected.

In October 2025, Weiyueda’s legal counsel proposed a potential settlement involving the transfer of properties in lieu of cash payment. This proposal is under preliminary review and no agreement has been reached.

In January 2026, the court held the first hearing, but no judgment was rendered. The court provided both parties additional time to finalize settlement calculations. A second hearing was held in April 2026, and no judgment has been issued as of the date of this report.

Based on consultation with legal counsel and currently available information, management believes the Company has reasonable grounds to contest the claims. However, the ultimate outcome and timeline remain uncertain. As of the date of this report, the Company has not recorded a provision related to this matter.

Nam Tai • Longxi Property Services Dispute

The Company is involved in litigation with Dongguan Kaisa Property Management Co., Ltd. (“Dongguan Kaisa Property”), the initial property management service provider for Nam Tai • Longxi project, which substantially completed construction in 2022.

In October 2024, as part of the above mentioned Settlement with GSL, the Company entered into a settlement agreement with Dongguan Kaisa Property to terminate the property management contract for Nam Tai • Longxi project and change the property management company with the assistance of Dongguan Kaisa Property. However, Dongguan Kaisa Property did not vacate, and filed a lawsuit against the Company later in 2025.

In August 2025, Dongguan Kaisa Property obtained a pre-litigation preservation order from the court, freezing two residential units of the Nam Tai • Longxi project and approximately RMB0.2 million in the Company’s bank accounts. In October 2025, the Company obtained Dongguan Kaisa Property’s statement of claim, which seeks payment of approximately RMB1.1 million in property management fees for vacant residential units and parking units from November 2024 to May 2025, plus fees of approximately RMB2.2 million for vacant commercial units from September 2023 to May 2025, totaling approximately RMB3.4 million, inclusive of late payment interest.

In November 2025, in response to Dongguan Kaisa Property’s actions, the Company initiated arbitration with the International Chamber of Commerce (“ICC”) against GSL and Kaisa.

On January 21, 2026, the Company and the Kaisa-affiliated parties executed a supplemental agreement to the Settlement. Pursuant to this supplemental agreement, the parties have submitted applications to withdraw the Dongguan litigation, to lift all related preservation measures, and to withdraw the ICC arbitration. Dongguan Kaisa Property has also undertaken that it will not pursue any claims for property management service fees incurred on or before December 31, 2025.

Based on consultation with legal counsel, management believes that the supplemental agreement has fully resolved the disputes. All litigation, arbitration proceedings and related preservation measures have been formally withdrawn. As the Company no longer faces a probable loss, no provision has been recorded.

Legal Proceedings related to Nam Tai • Longxi Staged Mortgage Guarantees

In March 2026, the Company received two arbitration notices concerning staged mortgage guarantees of the Dongguan Longxi Project, with principal and accrued interest of approximately RMB1.8 million and RMB2.4 million, respectively, totaling approximately $0.6 million. Both cases are at an early stage. Based on advice from legal counsel and currently available information, management believes that the likelihood of an unfavorable outcome is not probable. Accordingly, no provision has been recognized in the 2025 financial statements.

(c)
Contingencies

The Company had outstanding staged mortgage guarantees for purchasers of units in Nam Tai • Longxi with an aggregate principal amount of approximately $9.0 million as of March 2026. Under these arrangements, if a purchaser defaults on its mortgage payments, the lending bank may require the Company to repay the outstanding loan balance together with any accrued interest.

Under the relevant agreements, the Company has the right to terminate the sale and purchase agreement, resell the underlying property, and recover amounts owed from the purchaser.

As of the date of this report, management is not aware of any additional defaults other than those disclosed in Note 15(b). Based on the estimated recoverable value of the underlying properties, management believes that its potential loss exposure would be mitigated. The Company estimates its net exposure under these guarantees to be approximately $2.1 million, excluding amounts that have already been triggered and separately disclosed or provided for in Note 15(b).

(d)
Liquidity

The consolidated financial statements of the Company have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

As of December 31, 2025, the Company had cash and cash equivalents of approximately $43.5 million. For the year ended December 31, 2025, the Company had net cash used in operating activities of approximately $23.9 million. The Company is actively obtaining additional external financing, accelerating leasing activities at Nam Tai Inno Park, clearing the inventory at Nam Tai • Longxi, generating new income from Nam Tai Technology Centre following its expected completion in June 2026, and scheduling payments to suppliers and contractors as part of its ongoing ordinary course working capital management.

Management has evaluated these circumstances and believes that the Company has sufficient resources to meet its cash requirements for at least 12 months from the issuance date of these consolidated financial statements.